Debt obligations -Maturity Schedule (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Remainder of 2025	$ 632
Long-Term Debt, Maturity, Year One	2,000	$ 3,471
Long-Term Debt, Maturity, Year Two	38,500	2,000
Long-Term Debt, Maturity, Year Three	3,000	39,000
Long-Term Debt, Maturity, Year Four	3,000	12,000
Long-Term Debt, Maturity, After Year Four	27,173	19,821
Debt before transaction costs (net of amortization)	74,305	76,292	$ 60,494
Transaction costs (net of amortization)	(951)	(1,329)
Total debt	$ 73,354	$ 74,963